Property and Equipment, Net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 145	$ 13
Less: accumulated depreciation		(7)	(1)
Property and equipment, net	$ 176	138	12
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		31	5
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		8	$ 8
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 106